401(k) Plan: (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
K Plan
[custom:SharesIssuedToKSOP]	123,662
[custom:ShareValueKSOPContribution]		$ 170,000